Leases - Supplemental Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 65,678	$ 61,993
Cash payments related to lease terminations	4,570	0
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 28,759	$ 14,067